CASH FLOW ITEMS - Changes in Cash Flow from Closed Mines (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Net earnings (loss)	$ 58.8	$ (398.0)
Share of net loss from investments in associate and incorporated joint ventures, net of income taxes	1.6	26.1
Finance costs	22.2	13.4
Changes in asset retirement obligations at closed sites	6.1	21.0
Net cash from operating activities	347.6	363.0
Closed Mines
Disclosure of analysis of single amount of discontinued operations [line items]
Net earnings (loss)	(7.4)	(27.4)
Share of net loss from investments in associate and incorporated joint ventures, net of income taxes	0.0	(0.1)
Finance costs	1.1	1.0
Changes in asset retirement obligations at closed sites	6.1	21.0
Loss on investment in Yatela	0.0	5.3
Movement in non-cash working capital at closed sites	(0.1)	0.0
Disbursements related to asset retirement obligations at closed sites	(1.9)	(2.1)
Net cash from operating activities	$ (2.2)	$ (2.3)